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Sprucegrove International Equity Fund

THE ADVISORS’ INNER CIRCLE FUND II

Sprucegrove International Equity Fund

(the “Fund”)

Supplement dated July 24, 2024

to the Fund’s Prospectus dated May 1, 2024

This supplement provides new and additional information beyond that contained in the Fund’s Prospectus and should be read in conjunction with the Prospectus.

In the “Performance Information” section of the Prospectus, the sub-section entitled “Average Annual Total Returns for Periods Ended December 31, 2023,” beginning on page 9 of the Prospectus, is replaced in its entirety with the following:

Average Annual Total Returns for Periods Ended December 31, 2023

This table compares the average annual total returns of the Fund and the Predecessor Fund for the periods ended December 31, 2023 to those of the MSCI EAFE Index, a broad-based index, and the MSCI EAFE Value Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Institutional Class Shares. After-tax returns for Investor Class and Advisor Class Shares will vary.

Average Annual Total Returns - Sprucegrove International Equity Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class Shares	17.96%	6.17%	3.75%	9.87%		Sep. 30, 1985
Institutional Class Shares | After Taxes on Distributions	16.42%	5.66%	3.51%	9.80%		Sep. 30, 1985
Institutional Class Shares | After Taxes on Distributions and Sales	11.92%	4.85%	2.98%	9.12%		Sep. 30, 1985
Investor Class Shares	17.78%	6.01%	3.60%	9.71%		Sep. 30, 1985
Advisor Class Shares	17.46%	5.75%	3.34%	9.44%		Sep. 30, 1985
MSCI EAFE Index (Net) (reflects no deductions for fees, expenses or taxes)	18.24%	8.16%	4.28%	7.51%	[1]	Mar. 31, 1986
MSCI EAFE Value Index (Net) (reflects no deductions for fees, expenses or taxes, except foreign withholdings taxes)	18.95%	7.08%	3.16%		[2]	Dec. 08, 1997
[1]	MSCI EAFE Index returns are shown beginning from the index’s inception date of March 31, 1986.
[2]	The MSCI EAFE Value Index was launched on December 8, 1997.